Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Intangible Assets Activity [Table Text Block]
	Balance at			Foreign	Balance at
	December 31,		Amortization	Currency	March 31,
	2012	Additions	Expense	Transl Adj	2013
Amortized intangible assets:
Charter / Cooperation agreements	$2,422,824	$-	$(34,448)	$-	$2,388,376
Noncompete agreement	121,252	-	(121,252)	-	-
Software and licenses	504,514	-	(40,074)	1,794	466,234
Website development	233,978	-	(29,373)	1,006	205,611
Total amortized intangible assets	$3,282,568	$-	$(225,147)	$2,800	$3,060,221

Unamortized intangible assets:
Website name	134,290	-	-	-	134,290
Goodwill	6,105,478	-	-	-	6,105,478
Total unamortized intangible assets	$6,239,768	$-	$-	$-	$6,239,768

	Balance at			Deconsolidation	Foreign	Balance at
	December 31,		Amortization	of Shandong	Currency	December 31,
	2011	Additions	Expense	Media	Transl Adj	2012
Amortized intangible assets:
Publication rights	$400,953	$-	$(12,150)	$(388,803)	$-	$-
Customer relationships	76,579	-	(5,890)	(70,689)	-	-
Operating permits	600,147	-	(18,186)	(581,961)	-	-
Charter / Cooperation agreements	2,560,616	-	(137,792)	-	-	2,422,824
Noncompete agreement	1,576,256	-	(1,455,004)	-	-	121,252
Software and licenses	240,015	417,017	(147,663)	(4,066)	(789)	504,514
Website development	250,000	100,000	(116,989)	-	967	233,978
Total amortized intangible assets	$5,704,566	$517,017	$(1,893,674)	$(1,045,519)	$178	$3,282,568

Unamortized intangible assets:
Website name	134,290	-	-	-	-	134,290
Goodwill	6,105,478	-	-	-	-	6,105,478
Total unamortized intangible assets	$6,239,768	$-	$-	$-	$-	$6,239,768

Amortization Expense [Table Text Block]
	Sinotop
Years ending December 31,	Hong Kong	Sinotop	Total
2013 (9 months)	$103,343	$208,543	$311,886
2014	137,791	255,191	392,982
2015	137,791	117,206	254,997
2016	137,791	90,904	228,695
2017	137,791	-	137,791
Thereafter	1,733,870	-	1,733,870
Total amortization to be recognized	$2,388,377	$671,844	$3,060,221

	Sinotop
Years ending December 31,	Hong Kong	Sinotop	Total
2013	$259,041	$277,062	$536,103
2014	137,791	241,604	379,395
2015	137,791	97,700	235,491
2016	137,791	95,298	233,089
2017	137,791	26,830	164,621
Thereafter	1,733,869	-	1,733,869
Total amortization to be recognized	$2,544,074	$738,494	$3,282,568